Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 19.4%
Communication Services 0.5%
Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	375,124	1,274,981
Wireless Telecommunication Services 0.3%
SoftBank Corp.	126,500	1,684,083
Consumer Discretionary 1.5%
Automobiles 1.0%
Ford Motor Co.	239,000	2,801,080
Stellantis NV	138,245	3,040,768
		5,841,848
Specialty Retail 0.5%
Best Buy Co., Inc.	40,626	2,944,979
Consumer Staples 1.5%
Beverages 0.5%
Ambev SA (ADR)	1,072,274	2,809,358
Food Products 0.0%
Kraft Heinz Co.	8,100	300,753
Tobacco 1.0%
Imperial Brands PLC	44,251	1,062,872
Japan Tobacco, Inc.	68,400	1,805,455
Philip Morris International, Inc.	34,763	3,158,218
		6,026,545
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Canadian Natural Resources Ltd.	21,156	1,353,908
ONEOK, Inc.	77,020	5,256,615
Repsol SA	3,754	55,310
Williams Companies, Inc.	60,900	2,110,794
		8,776,627
Financials 4.1%
Banks 2.4%
Banco Bilbao Vizcaya Argentaria SA	4,707	44,056
Bank Hapoalim BM	128,224	1,090,573
Bank Leumi Le-Israel BM	150,974	1,146,565
CaixaBank SA	92,677	395,036
Citizens Financial Group, Inc.	34,200	1,118,340
Erste Group Bank AG	31,914	1,376,201
Fifth Third Bancorp.	96,925	3,318,712
Huntington Bancshares, Inc.	63,400	807,082

ING Groep NV Series N	68,619	972,692
KB Financial Group, Inc. (ADR) (a)	14,500	612,915
Skandinaviska Enskilda Banken AB "A"	56,194	798,656
Swedbank AB "A"	25,423	517,277
Truist Financial Corp.	2,100	77,826
U.S. Bancorp.	52,972	2,200,457
		14,476,388
Capital Markets 0.3%
CME Group, Inc.	9,005	1,853,589
T. Rowe Price Group, Inc.	2,000	216,900
		2,070,489
Insurance 1.4%
Allianz SE (Registered)	2,209	590,064
AXA SA	22,123	741,106
Fidelity National Financial, Inc.	31,485	1,575,195
Manulife Financial Corp.	58,082	1,283,943
Power Corp. of Canada	46,300	1,349,620
Prudential Financial, Inc.	22,400	2,350,432
Sompo Holdings, Inc.	3,200	166,238
		8,056,598
Health Care 1.3%
Pharmaceuticals 1.3%
GSK PLC	42,897	846,277
Pfizer, Inc.	81,217	2,199,356
Roche Holding AG (Genusschein)	2,206	629,220
Viatris, Inc.	329,400	3,877,038
		7,551,891
Industrials 1.8%
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	55
Industrial Conglomerates 0.6%
3M Co.	39,852	3,760,036
Machinery 0.7%
Kone Oyj "B"	41,602	2,056,637
Volvo AB "B"	83,468	1,997,774
		4,054,411
Marine Transportation 0.5%
Kuehne & Nagel International AG (Registered)	4,503	1,528,046
Mitsui OSK Lines Ltd.	47,100	1,693,266
		3,221,312
Information Technology 3.6%
Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson "B"	560,017	3,095,155
IT Services 1.8%
International Business Machines Corp.	59,135	10,860,734

Semiconductors & Semiconductor Equipment 1.3%
ASE Technology Holding Co., Ltd. (ADR) (a)	135,100	1,255,079
United Microelectronics Corp. (ADR) (a)	804,100	6,199,611
		7,454,690
Materials 1.8%
Chemicals 1.3%
Dow, Inc.	39,900	2,138,640
LyondellBasell Industries NV "A"	60,555	5,699,437
		7,838,077
Metals & Mining 0.5%
BHP Group Ltd.	6,219	192,430
Nippon Steel Corp. (a)	46,000	1,109,348
Rio Tinto Ltd.	7,553	651,928
Rio Tinto PLC	15,315	1,062,601
		3,016,307
Real Estate 1.4%
Retail REITs 0.6%
Simon Property Group, Inc.	26,842	3,720,570
Specialized REITs 0.8%
Gaming and Leisure Properties, Inc.	10,459	477,453
Iron Mountain, Inc.	37,600	2,538,752
VICI Properties, Inc.	56,000	1,686,720
		4,702,925
Utilities 0.4%
Electric Utilities 0.3%
SSE PLC	92,013	1,962,141
Multi-Utilities 0.1%
E.ON SE	25,654	347,386
Total Common Stocks (Cost $111,895,389)		115,848,339

Preferred Stocks 3.0%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,400,000
Financials 2.1%
AGNC Investment Corp., Series C, 10.766%	64,439	1,647,705
Charles Schwab Corp., Series D, 5.95%	75,000	1,902,750
Fifth Third Bancorp., Series I, 9.302%	75,000	1,922,250
KeyCorp., Series E, 6.125%	75,000	1,794,750
Morgan Stanley, Series K, 5.85%	75,000	1,852,500
Regions Financial Corp., Series B, 6.375%	80,000	1,949,600
Wells Fargo & Co., Series Y, 5.625%	75,000	1,828,500
		12,898,055
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,743,750

Prologis, Inc., Series Q, 8.54%	236	13,180
Simon Property Group, Inc., Series J, 8.375%	17,000	1,025,697
		2,782,627
Total Preferred Stocks (Cost $20,081,297)		18,080,682

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,210)	506	23,332

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 22.1%
Communication Services 1.7%
AT&T, Inc.:
2.25%, 2/1/2032	368,000	302,604
3.65%, 6/1/2051	560,000	417,618
5.4%, 2/15/2034	500,000	512,901
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,725,000	1,663,790
Charter Communications Operating LLC, 3.5%, 3/1/2042	279,000	191,782
Comcast Corp., 5.5%, 5/15/2064 (a)	400,000	412,510
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	140,812
Meituan, 144A, 2.125%, 10/28/2025	505,000	476,529
Paramount Global, 4.6%, 1/15/2045	320,000	244,084
Rogers Communications, Inc., 3.8%, 3/15/2032	500,000	454,794
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,459,620
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	498,779
3.6%, 11/15/2060	145,000	104,582
4.375%, 4/15/2040	335,000	302,315
5.15%, 4/15/2034	600,000	604,490
Verizon Communications, Inc.:
2.65%, 11/20/2040	225,000	160,677
3.7%, 3/22/2061	300,000	223,692
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,190,293
5.05%, 3/15/2042	320,000	283,651
5.141%, 3/15/2052	575,000	494,251
		10,139,774
Consumer Discretionary 1.5%
Ford Motor Co., 3.25%, 2/12/2032	1,060,000	877,492
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	600,000	557,669
2.9%, 2/16/2028	686,000	617,138
3.375%, 11/13/2025	750,000	719,802
3.625%, 6/17/2031	410,000	352,810
5.8%, 3/5/2027 (a)	730,000	734,663
6.798%, 11/7/2028	350,000	365,617
General Motors Co., 5.6%, 10/15/2032 (a)	1,500,000	1,521,326

General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	414,615
5.4%, 4/6/2026	400,000	402,546
6.1%, 1/7/2034	1,110,000	1,144,403
Lowe's Companies, Inc., 5.625%, 4/15/2053	300,000	311,603
Tapestry, Inc., 7.35%, 11/27/2028	710,000	743,680
		8,763,364
Consumer Staples 1.0%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	495,000	481,083
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	270,000	250,149
J M Smucker Co.:
6.5%, 11/15/2043	460,000	512,710
6.5%, 11/15/2053	270,000	305,066
JBS USA LUX SA:
2.5%, 1/15/2027	1,470,000	1,358,074
3.625%, 1/15/2032	470,000	400,091
144A, 6.75%, 3/15/2034	410,000	431,533
Philip Morris International, Inc.:
5.125%, 2/15/2030	850,000	864,006
5.625%, 11/17/2029	340,000	354,840
5.75%, 11/17/2032 (a)	260,000	272,127
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	697,717
		5,927,396
Energy 3.0%
BP Capital Markets PLC, 4.375%, Perpetual (d)	1,250,000	1,223,428
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025 (a)	1,000,000	1,002,757
Cheniere Energy Partners LP, 4.0%, 3/1/2031	1,250,000	1,134,057
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,707,663
Columbia Pipelines Holding Co. LLC:
144A, 5.681%, 1/15/2034	550,000	551,790
144A, 6.055%, 8/15/2026	230,000	235,167
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	446,979
Ecopetrol SA:
6.875%, 4/29/2030	1,700,000	1,661,686
8.375%, 1/19/2036	1,250,000	1,265,875
Enbridge, Inc., 6.2%, 11/15/2030	390,000	416,769
Energy Transfer LP:
5.0%, 5/15/2050	1,159,000	1,032,030
5.95%, 5/15/2054	210,000	210,597
144A, 7.375%, 2/1/2031	500,000	525,570
Enterprise Products Operating LLC, 4.2%, 1/31/2050	491,000	422,039
EQT Corp., 5.75%, 2/1/2034	1,160,000	1,157,255
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,992,903
Targa Resources Corp., 6.5%, 2/15/2053	450,000	485,300
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	984,661
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	475,000	397,478
Williams Companies, Inc.:
4.65%, 8/15/2032	670,000	650,642
5.65%, 3/15/2033 (a)	520,000	539,805
		18,044,451
Financials 6.9%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	388,000	361,401
Air Lease Corp., Series C, 4.125%, Perpetual (d)	1,000,000	845,009

Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual (d)	690,000	604,616
144A, 6.5%, 7/18/2028	530,000	542,905
Ally Financial, Inc., Series B, 4.7%, Perpetual (d)	3,000,000	2,431,386
American Express Co., 5.282%, 7/27/2029	770,000	784,126
Bank of America Corp.:
2.972%, 2/4/2033	760,000	648,360
Series RR, 4.375%, Perpetual (d)	4,000,000	3,652,730
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual (a) (d)	2,051,000	1,839,489
Barclays PLC, 6.49%, 9/13/2029	620,000	647,131
Blackstone Private Credit Fund, 144A, 6.25%, 1/25/2031	260,000	258,756
BNP Paribas SA, 144A, 8.5%, Perpetual (d)	1,020,000	1,056,167
Capital One Financial Corp.:
Series M, 3.95%, Perpetual (d)	1,520,000	1,316,624
6.051%, 2/1/2035 (e)	370,000	375,996
7.149%, 10/29/2027	850,000	885,802
Charles Schwab Corp.:
Series I, 4.0%, Perpetual (d)	1,000,000	908,771
5.853%, 5/19/2034	950,000	984,093
Citigroup, Inc.:
3.057%, 1/25/2033	400,000	342,631
7.625%, Perpetual (a) (d)	750,000	766,764
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	718,009
Enstar Finance LLC, 5.5%, 1/15/2042	1,100,000	971,282
Fairfax Financial Holdings Ltd., 144A, 6.0%, 12/7/2033	700,000	719,923
Fifth Third Bancorp, 5.631%, 1/29/2032	220,000	222,069
HSBC Holdings PLC, 7.39%, 11/3/2028	566,000	607,750
Huntington Bancshares, Inc., 6.208%, 8/21/2029	625,000	645,977
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	760,000	743,530
Lloyds Banking Group PLC:
5.462%, 1/5/2028	400,000	402,348
5.679%, 1/5/2035	210,000	212,829
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	186,813
Morgan Stanley, 2.484%, 9/16/2036	789,000	630,522
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	579,121
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (d)	1,740,000	1,497,805
5.676%, 1/22/2035	720,000	738,865
Series W, 6.25%, Perpetual (d)	1,385,000	1,315,599
Societe Generale SA:
144A, 5.375%, Perpetual (d)	1,650,000	1,348,119
144A, 6.221%, 6/15/2033	1,275,000	1,275,144
144A, 9.375%, Perpetual (a) (d)	660,000	684,902
State Street Corp., Series I, 6.7%, Perpetual (d)	560,000	558,599
Synchrony Bank:
5.4%, 8/22/2025	420,000	416,780
5.625%, 8/23/2027	250,000	245,492
The Goldman Sachs Group, Inc.:
2.615%, 4/22/2032	930,000	784,720
Series T, 3.8%, Perpetual (d)	1,050,000	954,538
Series W, 7.5%, Perpetual (a) (d)	1,200,000	1,260,443
Truist Financial Corp.:
Series N, 4.8%, Perpetual (d)	2,000,000	1,909,000
5.711%, 1/24/2035 (a)	510,000	518,598
U.S. Bancorp, 5.678%, 1/23/2035	1,010,000	1,033,429

UBS Group AG:
144A, 4.375%, Perpetual (d)	743,000	589,120
144A, 9.25%, Perpetual (d)	340,000	363,694
		41,387,777
Health Care 1.4%
Amgen, Inc.:
5.25%, 3/2/2033	460,000	469,275
5.65%, 3/2/2053	410,000	422,429
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	600,000	609,038
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,591,575
CVS Health Corp., 5.05%, 3/25/2048	1,000,000	916,817
HCA, Inc.:
4.125%, 6/15/2029	600,000	572,988
5.5%, 6/15/2047	280,000	270,077
Humana, Inc., 5.875%, 3/1/2033 (a)	200,000	209,537
Quest Diagnostics, Inc., 6.4%, 11/30/2033	490,000	537,148
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	2,700,000	2,511,787
		8,110,671
Industrials 1.8%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	465,000	459,890
Block, Inc., 2.75%, 6/1/2026 (a)	200,000	187,200
Boeing Co., 5.805%, 5/1/2050	635,000	635,917
Carrier Global Corp.:
144A, 5.9%, 3/15/2034	350,000	374,009
144A, 6.2%, 3/15/2054	110,000	124,464
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	865,000	794,892
144A, 7.0%, 5/1/2025	2,300,000	2,342,222
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	143,583
Global Payments, Inc., 5.95%, 8/15/2052	200,000	203,677
Howmet Aerospace, Inc., 5.95%, 2/1/2037 (a)	1,490,000	1,534,476
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	2,170,000	2,173,248
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	187,000	186,607
RTX Corp., 6.1%, 3/15/2034	735,000	797,721
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	628,507
		10,586,413
Information Technology 1.2%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	287,506
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	1,700,000	1,702,268
HP, Inc., 5.5%, 1/15/2033 (a)	1,200,000	1,225,726
Marvell Technology, Inc., 5.95%, 9/15/2033	340,000	359,989
Micron Technology, Inc., 6.75%, 11/1/2029	1,200,000	1,295,567
Open Text Corp., 144A, 3.875%, 2/15/2028	1,150,000	1,068,177
Oracle Corp.:
3.65%, 3/25/2041	675,000	537,147
5.55%, 2/6/2053 (a)	270,000	268,315
6.9%, 11/9/2052	305,000	358,167
		7,102,862
Materials 0.7%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027	550,000	563,390
6.35%, 11/15/2028	270,000	281,352
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	620,272

MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,490,360
Olin Corp., 5.0%, 2/1/2030		1,050,000	990,085
			3,945,459
Real Estate 0.1%
Boston Properties LP, (REIT), 2.55%, 4/1/2032		535,000	425,482
Kimco Realty OP LLC, 6.4%, 3/1/2034		360,000	389,489
			814,971
Utilities 2.8%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,099,988
Constellation Energy Generation LLC, 6.5%, 10/1/2053		510,000	570,020
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	1,102,322
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,380,440
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		460,000	387,708
Nevada Power Co., 6.0%, 3/15/2054		510,000	548,302
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/2026		1,035,000	978,577
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,234,914
Ohio Edison Co., 144A, 5.5%, 1/15/2033		390,000	393,138
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		370,000	274,007
5.45%, 6/15/2027		550,000	553,261
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,593,925
Sempra:
4.125%, 4/1/2052 (a)		1,880,000	1,655,152
5.5%, 8/1/2033		390,000	397,541
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		290,000	303,971
Southern Co.:
Series 21-A, 3.75%, 9/15/2051 (a)		1,241,000	1,156,809
5.2%, 6/15/2033		460,000	465,497
Vistra Operations Co. LLC, 144A, 6.95%, 10/15/2033		1,000,000	1,056,811
Xcel Energy, Inc., 4.6%, 6/1/2032		780,000	756,716
			16,909,099
Total Corporate Bonds (Cost $137,337,510)			131,732,237

Asset-Backed 4.7%
Automobile Receivables 0.7%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		400,000	403,963
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		1,500,000	1,520,976
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		1,720,000	1,742,349
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		219,006	216,107
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		400,000	406,611
			4,290,006
Miscellaneous 4.0%
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.026% (f), 4/15/2034		2,000,000	1,995,000
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 7.368% (f), 4/20/2035		750,000	749,994
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		2,949,861	2,517,993
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		6,247,500	5,214,546
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053		500,000	503,486
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.478% (f), 7/17/2034		950,000	948,477

Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.737% (f), 10/20/2034	3,000,000	3,001,716
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,408,008	1,408,352
RAD CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 1.0% (f), 4/20/2037 (e)	3,500,000	3,500,000
Voya CLO Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.226% (f), 7/15/2034	1,800,000	1,798,315
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,501,848	2,101,849
		23,739,728
Total Asset-Backed (Cost $29,779,932)		28,029,734

Mortgage-Backed Securities Pass-Throughs 6.7%
Federal National Mortgage Association:
4.5%, 2/1/2054 (e)	5,500,000	5,312,719
5.0%, 2/1/2054 (e)	10,500,000	10,370,073
5.5%, 2/1/2054 (e)	10,000,000	10,027,700
Government National Mortgage Association:
5.5%, 2/1/2054 (e)	10,000,000	10,072,900
6.0%, 2/20/2054 (e)	4,200,000	4,263,462
6.5%, 8/20/2034	15,121	16,014
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,883,172)		40,062,868

Commercial Mortgage-Backed Securities 1.7%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203%, 5/15/2035	800,000	676,436
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (f), 12/5/2038	2,400,000	2,531,158
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	326,128
BXP Trust, “B”, Series 2021-601L, 144A, 2.868% (f), 1/15/2044	750,000	574,390
Citigroup Commercial Mortgage Trust:
“A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	809,330	778,784
“F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.198% (f), 10/15/2038	1,400,000	1,367,377
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.554% (f), 11/15/2037	737,243	734,017
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	458,210
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 9.095% (f), 1/25/2051	1,098,000	1,056,837
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	806,573
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	455,205
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	650,000	605,746
Total Commercial Mortgage-Backed Securities (Cost $10,103,450)		10,370,861

Collateralized Mortgage Obligations 4.4%
COLT Mortgage Loan Trust, “M1”, Series 2024-1, 144A, 6.586%, 2/25/2069	1,500,000	1,499,980
Connecticut Avenue Securities Trust, “1M2”, Series 2020-R01, 144A, 30-day average SOFR + 2.164%, 7.509% (f), 1/25/2040	326,275	330,967
Federal National Mortgage Association:
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	114,476	20,121
“FG”, Series 2023-53, 30-day average SOFR + 1.9%, 7.0% (f), 11/25/2053	20,037,151	20,471,727
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.745% (f), 2/25/2042	1,000,000	1,021,245
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.909% (f), 3/25/2049	1,147,091	1,153,549

JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.239% (f), 10/25/2046	789,731	716,878
Western Mortgage Reference Notes, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.495% (f), 7/25/2059	962,146	972,812
Total Collateralized Mortgage Obligations (Cost $25,752,411)		26,187,279

Government & Agency Obligations 34.3%
Sovereign Bonds 0.5%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	856,777
Indonesia Government International Bond, 3.85%, 10/15/2030	1,700,000	1,601,218
United Mexican States, 3.5%, 2/12/2034	260,000	217,619
		2,675,614
U.S. Treasury Obligations 33.8%
U.S. Treasury Bills:
5.188% (g), 4/30/2024 (h)	20,000,000	19,743,556
5.315% (g), 3/21/2024 (h)	15,000,000	14,892,455
U.S. Treasury Bonds, 3.625%, 2/15/2053	212,100	190,426
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.405% (f), 7/31/2025	159,268,000	159,094,914
U.S. Treasury Notes:
2.75%, 5/31/2029	869,300	821,557
3.5%, 2/15/2033	3,090,800	2,985,640
4.625%, 9/30/2028	3,946,900	4,068,699
		201,797,247
Total Government & Agency Obligations (Cost $204,822,440)		204,472,861

Loan Participations and Assignments 0.4%
Senior Loans (f) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 30-day average SOFR + 2.0%, 7.436%, 11/8/2030	1,389,235	1,391,062
TransDigm, Inc., Term Loan I, 90-day average SOFR + 3.25%, 8.598%, 8/24/2028	1,044,043	1,046,267
		2,437,329
Total Loan Participations and Assignments (Cost $2,434,223)		2,437,329

	Shares	Value ($)

Exchange-Traded Funds 3.1%
SPDR Bloomberg Convertible Securities ETF (a) (Cost $13,817,168)	259,040	18,428,106

Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (i) (j) (Cost $14,336,263)	14,336,263	14,336,263

Cash Equivalents 7.4%
DWS Central Cash Management Government Fund, 5.36% (i) (Cost $43,953,972)	43,953,972	43,953,972

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $654,288,559)	109.6	653,964,985
Other Assets and Liabilities, Net	(9.6)	(57,533,172)
Net Assets	100.0	596,431,813
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (i) (j)
2,061,155	12,275,108 (k)	—	—	—	28,966	—	14,336,263	14,336,263
Cash Equivalents 7.4%
DWS Central Cash Management Government Fund, 5.36% (i)
30,372,543	344,034,933	330,453,504	—	—	691,513	—	43,953,972	43,953,972
32,433,698	356,310,041	330,453,504	—	—	720,479	—	58,290,235	58,290,235

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $13,830,880, which is 2.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued or delayed delivery securities included.
(f)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At January 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/28/2024	70	7,612,228	7,587,344	(24,884)
MSCI Emerging Market Index	USD	3/15/2024	864	42,848,213	42,370,560	(477,653)
MSCI World Index	USD	3/15/2024	1,924	189,133,821	194,785,760	5,651,939
TOPIX Index	JPY	3/7/2024	53	8,466,200	9,195,237	729,037
Ultra 10 Year U.S. Treasury Note	USD	3/19/2024	113	12,838,460	13,206,875	368,415
Ultra Long U.S. Treasury Bond	USD	3/19/2024	132	16,120,959	17,056,875	935,916
Total net unrealized appreciation						7,182,770
At January 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/19/2024	45	4,895,038	5,054,766	(159,728)
2 Year U.S. Treasury Note	USD	3/28/2024	80	16,302,927	16,452,500	(149,573)
Euro Stoxx 50 Index	EUR	3/15/2024	60	2,970,246	3,024,880	(54,634)
Euro-Schatz	EUR	3/7/2024	94	10,774,551	10,787,398	(12,847)
S&P 500 E-Mini Index	USD	3/15/2024	62	14,500,562	15,098,550	(597,988)
Total unrealized depreciation						(974,770)

At January 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	15,800,000	USD	17,203,536	2/12/2024	121,390	Goldman Sachs & Co.
EUR	15,800,000	USD	17,204,086	2/13/2024	121,228	Goldman Sachs & Co.
Total unrealized appreciation					242,618

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	17,188,171	EUR	15,800,000	2/12/2024	(106,025)	State Street Bank and Trust
CHF	1,200,000	USD	1,364,288	2/13/2024	(27,931)	Citigroup, Inc.
GBP	2,900,000	USD	3,602,370	2/13/2024	(73,115)	Citigroup, Inc.
JPY	605,300,000	USD	4,056,054	2/13/2024	(63,627)	State Street Bank and Trust
CAD	3,700,000	USD	2,707,675	2/13/2024	(44,806)	Citigroup, Inc.
SEK	13,200,000	USD	1,254,983	2/13/2024	(13,998)	Bank of America
Total unrealized depreciation					(329,502)

Currency Abbreviation(s)

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$2,959,064	$—	$2,959,064
Consumer Discretionary	5,746,059	3,040,768	—	8,786,827
Consumer Staples	6,268,329	2,868,327	—	9,136,656
Energy	8,721,317	55,310	—	8,776,627
Financials	16,765,011	7,838,464	—	24,603,475
Health Care	6,076,394	1,475,497	—	7,551,891
Industrials	3,760,091	7,275,723	—	11,035,814
Information Technology	18,315,424	3,095,155	—	21,410,579
Materials	7,838,077	3,016,307	—	10,854,384
Real Estate	8,423,495	—	—	8,423,495
Utilities	—	2,309,527	—	2,309,527
Preferred Stocks (a)	18,080,682	—	—	18,080,682
Rights	—	—	1,122	1,122
Warrants	—	—	23,332	23,332
Corporate Bonds (a)	—	131,732,237	—	131,732,237
Asset-Backed (a)	—	28,029,734	—	28,029,734
Mortgage-Backed Securities Pass-Throughs	—	40,062,868	—	40,062,868
Commercial Mortgage-Backed Securities	—	10,370,861	—	10,370,861
Collateralized Mortgage Obligations	—	26,187,279	—	26,187,279
Government & Agency Obligations (a)	—	204,472,861	—	204,472,861
Loan Participations and Assignments	—	2,437,329	—	2,437,329
Exchange-Traded Funds	18,428,106	—	—	18,428,106
Short-Term Investments (a)	58,290,235	—	—	58,290,235
Derivatives (b)
Futures Contracts	7,685,307	—	—	7,685,307
Forward Foreign Currency Contracts	—	242,618	—	242,618
Total	$184,398,527	$477,469,929	$24,454	$661,892,910

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,477,307)	$—	$—	$(1,477,307)
Forward Foreign Currency Contracts	—	(329,502)	—	(329,502)
Total	$(1,477,307)	$(329,502)	$—	$(1,806,809)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$5,250,701
Interest Rate Contracts	$—	$957,299
Foreign Exchange Contracts	$(86,884)	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH1
R-080548-2 (1/25)